Leases - Disclosure of Composition of Right-of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 23,988	€ 16,856	€ 20,938
Modifications	194	969
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	11,397	8,064
Refund points
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,434	4,793
IT contracts
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,355	915
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 4,802	€ 3,084